Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus performance
Our executive compensation philosophy is focused on
pay-for-performance.
In this regard, we link a significant portion of each NEO’s total compensation to the achievement of specified performance goals. This variable compensation is
“at-risk”
and rewards performance and contributions to both short- and long-term financial performance.
In accordance with SEC rules and the Dodd-Frank Wall Street Reform and Consumer Protection Act, the following table shows the past four fiscal years’ total compensation for our named executive officers as set forth in the Summary Compensation Table, the “compensation actually paid” to our named executive officers (as determined under SEC rules), our total shareholder return (TSR), the TSR of our peer group over the same period, our net income, and our revenue, which we have selected as our Company Selected Measure because of its role as a component of both our annual and long-term incentive compensation program.
2025 Pay versus performance table

	Summary Compensation Table total for CEO (1) ($)	Compensation actually paid to CEO (1)(3) ($)	Avg. Summary Compensation Table total for other NEOs (2) ($)	Avg. compensation actually paid to other NEOs (2)(3) ($)	TSR (4) ($)	Peer group TSR (4) ($)	Net income ($ in millions)	Company Selected Measure:
Year								Revenue ($ in millions)

2025	16,201,761	14,000,427	4,118,193	3,227,304	249	172	251	2,087.7

2024	14,166,996	28,702,408	3,540,320	7,968,804	261	140	198.3	1,838.4

2023	12,346,006	8,676,507	4,831,740	1,838,204	181	130	184.6	1,630.7

2022	11,010,906	16,069,419	2,697,045	4,081,949	199	77	143	1,412

2021	10,033,589	19,117,355	3,445,143	5,740,391	170	128	115	1,122

(1) The CEO for each of 2025, 2024, 2023, 2022, and 2021 was Rohit Kapoor.
(2) The other named executive officers for each applicable year are as follows:

•	2025: Maurizio Nicolelli, Vikas Bhalla, Vivek Jetley and Narasimha Kini
•	2024: Maurizio Nicolelli, Vikas Bhalla, Vivek Jetley and Vishal Chhibbar
•	2023: Maurizio Nicolelli, Vikas Bhalla, Vivek Jetley and Anita Mahon
•	2022: Maurizio Nicolelli, Vikas Bhalla, Vivek Jetley, and Ankor Rai
•	2021: Maurizio Nicolelli, Vikas Bhalla, Vivek Jetley, and Samuel Meckey
(3) SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay versus Performance Table. “Compensation actually paid” does not represent cash and/or equity value transferred to, or actually earned or realized by, the applicable named executive officer without restriction, but rather is a valuation calculated under applicable SEC rules. In general, “compensation actually paid” is calculated as Summary Compensation Table total compensation adjusted to (a) include the increased value (or loss) of any pension benefit attributed to the past fiscal year, including on account of any amendments adopted during such year; and (b) include the fair market value of equity awards as of December 31, 2025, or, if earlier, the vesting date (rather than the grant date) and factor in dividends and interest accrued with respect to such awards. In addition, for purposes of the equity award adjustments shown below, no equity awards were cancelled due to failure to meet vesting conditions, no equity awards were granted and vested in the sam
e year, and there are no dividends or interest accrued to report. The following table details the applicable adjustments:

Year	Executive(s)	Summary Compensation Table total ($)	Deduct change in pension value ($)	Add pension service cost ($)	Deduct equity awards ($)	Add year-end value of unvested equity awards granted in year ($)	Add change in value of unvested equity awards granted in prior years ($)	Add change in value of equity awards granted in prior years which vested in year ($)	Total Compensation Actually Paid ($)

2025	CEO	16,201,761	0	0	(13,811,888)	12,210,585	(1,246,787)	646,756	14,000,427

	Other NEOs	4,118,193	(5,055)	5,055	(3,152,638)	2,787,133	(611,127)	85,743	3,227,304
(4) TSR is determined based on the value of an initial fixed investment of $100. The peer group TSR represents TSR of the peer group, consisting of the Nasdaq 100 Technology Sector Index, which was used in our Form
10-K
performance graph pursuant to Regulation
S-K
Item 201(e)(1)(ii), but incorrectly labeled as the S&P 500 Information Technology

Index. As of December 31, 2025, the peer group was changed to the Nasdaq 100 Technology Sector Index and the earlier peer group, which comprised two companies: Genpact Limited and WNS (Holdings) Limited was removed, because WNS (Holdings) Limited delisted on October 17, 2025. As a result of such delisting, providing a comparison of the Company’s TSR against the prior peer group is not meaningful.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote
(2) The other named executive officers for each applicable year are as follows:

•	2025: Maurizio Nicolelli, Vikas Bhalla, Vivek Jetley and Narasimha Kini
•	2024: Maurizio Nicolelli, Vikas Bhalla, Vivek Jetley and Vishal Chhibbar
•	2023: Maurizio Nicolelli, Vikas Bhalla, Vivek Jetley and Anita Mahon
•	2022: Maurizio Nicolelli, Vikas Bhalla, Vivek Jetley, and Ankor Rai
•	2021: Maurizio Nicolelli, Vikas Bhalla, Vivek Jetley, and Samuel Meckey

Peer Group Issuers, Footnote	(4) TSR is determined based on the value of an initial fixed investment of $100. The peer group TSR represents TSR of the peer group, consisting of the Nasdaq 100 Technology Sector Index, which was used in our Form
10-K
performance graph pursuant to Regulation
S-K
	Item 201(e)(1)(ii), but incorrectly labeled as the S&P 500 Information TechnologyIndex. As of December 31, 2025, the peer group was changed to the Nasdaq 100 Technology Sector Index and the earlier peer group, which comprised two companies: Genpact Limited and WNS (Holdings) Limited was removed, because WNS (Holdings) Limited delisted on October 17, 2025. As a result of such delisting, providing a comparison of the Company’s TSR against the prior peer group is not meaningful.
PEO Total Compensation Amount	$ 16,201,761	$ 14,166,996	$ 12,346,006	$ 11,010,906	$ 10,033,589
PEO Actually Paid Compensation Amount	$ 14,000,427	28,702,408	8,676,507	16,069,419	19,117,355
Adjustment To PEO Compensation, Footnote
(3) SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay versus Performance Table. “Compensation actually paid” does not represent cash and/or equity value transferred to, or actually earned or realized by, the applicable named executive officer without restriction, but rather is a valuation calculated under applicable SEC rules. In general, “compensation actually paid” is calculated as Summary Compensation Table total compensation adjusted to (a) include the increased value (or loss) of any pension benefit attributed to the past fiscal year, including on account of any amendments adopted during such year; and (b) include the fair market value of equity awards as of December 31, 2025, or, if earlier, the vesting date (rather than the grant date) and factor in dividends and interest accrued with respect to such awards. In addition, for purposes of the equity award adjustments shown below, no equity awards were cancelled due to failure to meet vesting conditions, no equity awards were granted and vested in the sam
e year, and there are no dividends or interest accrued to report. The following table details the applicable adjustments:

Year	Executive(s)	Summary Compensation Table total ($)	Deduct change in pension value ($)	Add pension service cost ($)	Deduct equity awards ($)	Add year-end value of unvested equity awards granted in year ($)	Add change in value of unvested equity awards granted in prior years ($)	Add change in value of equity awards granted in prior years which vested in year ($)	Total Compensation Actually Paid ($)

2025	CEO	16,201,761	0	0	(13,811,888)	12,210,585	(1,246,787)	646,756	14,000,427

	Other NEOs	4,118,193	(5,055)	5,055	(3,152,638)	2,787,133	(611,127)	85,743	3,227,304

Non-PEO NEO Average Total Compensation Amount	$ 4,118,193	3,540,320	4,831,740	2,697,045	3,445,143
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,227,304	7,968,804	1,838,204	4,081,949	5,740,391
Adjustment to Non-PEO NEO Compensation Footnote
(3) SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay versus Performance Table. “Compensation actually paid” does not represent cash and/or equity value transferred to, or actually earned or realized by, the applicable named executive officer without restriction, but rather is a valuation calculated under applicable SEC rules. In general, “compensation actually paid” is calculated as Summary Compensation Table total compensation adjusted to (a) include the increased value (or loss) of any pension benefit attributed to the past fiscal year, including on account of any amendments adopted during such year; and (b) include the fair market value of equity awards as of December 31, 2025, or, if earlier, the vesting date (rather than the grant date) and factor in dividends and interest accrued with respect to such awards. In addition, for purposes of the equity award adjustments shown below, no equity awards were cancelled due to failure to meet vesting conditions, no equity awards were granted and vested in the sam
e year, and there are no dividends or interest accrued to report. The following table details the applicable adjustments:

Year	Executive(s)	Summary Compensation Table total ($)	Deduct change in pension value ($)	Add pension service cost ($)	Deduct equity awards ($)	Add year-end value of unvested equity awards granted in year ($)	Add change in value of unvested equity awards granted in prior years ($)	Add change in value of equity awards granted in prior years which vested in year ($)	Total Compensation Actually Paid ($)

2025	CEO	16,201,761	0	0	(13,811,888)	12,210,585	(1,246,787)	646,756	14,000,427

	Other NEOs	4,118,193	(5,055)	5,055	(3,152,638)	2,787,133	(611,127)	85,743	3,227,304

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
2025 Performance measures
As noted above, our Compensation and Talent Management Committee believes in a holistic evaluation of our executives’ and our Company’s performance and uses a mix of performance measures throughout our annual and long-term incentive programs to align executive pay with stockholder value creation. As required by SEC rules, in 2025, the financial performance measures identified as the most important and used by us to link compensation actually paid for our named executive officers are listed below.

Revenue

Adjusted Operating Profit Margin

Relative TSR

Total Shareholder Return Amount	$ 249	261	181	199	170
Peer Group Total Shareholder Return Amount	172	140	130	77	128
Net Income (Loss)	$ 251,000,000	$ 198,300,000	$ 184,600,000	$ 143,000,000	$ 115,000,000
Company Selected Measure Amount	2,087,700,000	1,838,400,000	1,630,700,000	1,412,000,000	1,122,000,000
PEO Name	Rohit Kapoor
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Operating Profit Margin
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 12,210,585
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,246,787)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	646,756
PEO | Deduct Change In Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Add Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Deduct Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13,811,888)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,787,133
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(611,127)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	85,743
Non-PEO NEO | Deduct Change In Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,055)
Non-PEO NEO | Add Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,055
Non-PEO NEO | Deduct Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,152,638)